NOTE 10. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	December 31,
	2013	2012

Accrued expenses	$2,139	$2,540
Business and other tax payables	7,108	6,418
Salary payable	2,715	1,524
Temporary receipt of insurance premium	149	176
Temporary receipt of insurance claims	1,326	755
Deposits received	2,220	2,128
Interest payable	356	207
Other current liabilities	1,133	1,301
Total	$17,146	$15,049